Summary of Significant Accounting Principles - Reconciliation of Numerator and Denominator Used in Computation of Basic and Diluted Income Per Common Share (Parenthetical) (Details)	1 Months Ended
Feb. 02, 2023 shares
Net Income Per Common Share
Antidilutive unvested restricted shares (in shares)	197,026